Investment Strategy	Dec. 31, 2025
MFS Blended Research Small Cap Equity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, March 31, 2026, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $4.4 million and $38.3 billion, and the fund’s average weighted market capitalization as of that date was $6.2 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer. MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating.

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Conservative Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, such as real estate (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic, interest rate, and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of April 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Fund	40%
Bond Funds and Money Market Fund	60%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of April 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Fund	39.0%
U.S. Equity Funds	27.5%
International Equity Funds	9.5%
Non-Traditional Fund	2.0%
Bond Funds and Money Market Fund	61.0%
Bond Funds	60.0%
Money Market Fund	1.0%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS Global Real Estate Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in U.S. and foreign real estate-related investments. Real estate-related investments are issuers that are principally engaged in real estate activities and/or providing products and services related to the real estate sector, including (i) real estate investment trusts (REITs); (ii) issuers similar to REITs formed under the laws of non-U.S. countries; (iii) issuers included in an index that is representative of real estate-related investments; (iv) issuers that a third party has given the issuer an industry or sector classification consistent with real estate-related activities; and (v) other issuers that earn at least 50% of their gross revenues or net profits from real estate activities or from products or services related to the real estate sector. Real estate activities include owning, developing, managing, or acting as a broker for real estate. Examples of real estate products or services include building supplies and mortgage servicing.

MFS normally invests the fund’s assets primarily in equity securities.

MFS generally focuses the fund’s investments in equity REITs as well as similar entities formed under the laws of non-U.S. countries, but may also invest the fund’s assets in mortgage REITs, hybrid REITs and other U.S. and foreign real estate-related investments, including emerging market real estate-related investments.

MFS may invest the fund’s assets in real estate-related investments of any size. However, issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally allocates the fund’s investments across different REIT managers and property types, but may from time to time focus the fund’s investments in any one or a few of these areas.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the FTSE EPRA Nareit Developed Real Estate Index less 15%.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Growth Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, such as real estate (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic, interest rate, and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of April 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Fund	80%
Bond Funds and Money Market Fund	20%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of April 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Fund	79.0%
U.S. Equity Funds	52.5%
International Equity Funds	21.5%
Non-Traditional Fund	5.0%
Bond Funds and Money Market Fund	21.0%
Bond Funds	20.0%
Money Market Fund	1.0%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS Inflation-Adjusted Bond Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in inflation-adjusted debt instruments and other instruments with similar economic characteristics. Inflation-adjusted debt instruments are debt instruments whose principal and/or interest payments are adjusted for realized inflation.

MFS generally focuses the fund’s investments in inflation-adjusted debt instruments issued by U.S. and foreign governments. MFS may also invest the fund’s assets in inflation-adjusted debt instruments of other issuers, other instruments with similar economic characteristics to these instruments, including derivatives, and non-inflation-adjusted debt instruments.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest the fund’s assets in below investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. and foreign securities.

MFS normally invests the fund's assets across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active investment approach in managing the fund that combines top-down considerations and bottom-up fundamental investment analysis to make decisions about sector allocations, duration and yield curve positioning, and security selection. In addition, market technicals (e.g., bond supply and demand dynamics) are typically considered in determining sector allocations and specific security selection. Quantitative screening tools may also be considered in determining the fund’s portfolio positioning.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Limited Maturity Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in debt instruments.

Debt instruments include U.S. Government securities, corporate debt instruments, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed.

The fund’s dollar-weighted average effective maturity will normally not exceed five years.

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities, which may include emerging market securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

MFS Mid Cap Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Value Index over the last 13 months at the time of purchase. As of March 31, 2026, the range of the market capitalizations of the issuers in the Russell Midcap® Value Index was between approximately $907.1 million and $116.8 billion.

Effective June 10, 2026, the paragraph directly above is restated in its entirety with the following three paragraphs:

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in value companies with medium market capitalizations.

MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, March 31, 2026, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $907.1 million and $116.8 billion, and the fund's average weighted market capitalization as of that date was $26.6 billion.

Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market and/or sector of the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

Effective June 10, 2026, the following sentence is deleted in its entirety:

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Moderate Allocation Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, such as real estate (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic, interest rate, and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of April 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Fund	60%
Bond Funds and Money Market Fund	40%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of April 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Fund	59.0%
U.S. Equity Funds	41.5%
International Equity Funds	14.5%
Non-Traditional Fund	3.0%
Bond Funds and Money Market Fund	41.0%
Bond Funds	40.0%
Money Market Fund	1.0%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS New Discovery Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Effective June 10, 2026, the following paragraph is added as the first paragraph of this sub-section:

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market and/or sector of the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

Effective June 10, 2026, the following sentence is deleted in its entirety:

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

Effective June 10, 2026, the following sentence is added as the last paragraph of this sub-section:

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.